UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2025
MFS®  Charter Income Trust
MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Charter Income Trust
New York Stock Exchange Symbol: MCR

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	68.1%
Emerging Markets Bonds	20.0%
Non-U.S. Government Bonds	8.1%
Investment Grade Corporates	7.2%
U.S. Treasury Securities	4.1%
Mortgage-Backed Securities	2.4%
Commercial Mortgage-Backed Securities	1.7%
Collateralized Loan Obligations	0.8%
Asset-Backed Securities	0.6%
Residential Mortgage-Backed Securities	0.4%
Municipal Bonds	0.3%
Portfolio facts
Average Duration (d)	5.9
Average Effective Maturity (m)	6.9 yrs.
Composition including fixed income credit quality (a)(i)
AAA	5.9%
AA	3.3%
A	7.4%
BBB	10.4%
BB	39.1%
B	29.9%
CCC	9.5%
CC	0.4%
C	0.0%
U.S. Government	21.6%
Federal Agencies	2.4%
Not Rated	(16.2)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents (Less Liabilities) (b)	(31.9)%
Other (q)	18.0%

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents (Less Liabilities).
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Portfolio Composition - continued
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of May 31, 2025.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Philipp Burgener	Structured Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Co-Chief Investment Officer-Global Fixed Income of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018.
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

Other Notes – continued
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's distribution amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 130.2%
Aerospace & Defense – 3.0%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)	$711,000	$725,149
Boeing Co., 6.388%, 5/01/2031	26,000	27,741
Boeing Co., 5.805%, 5/01/2050	699,000	654,565
Bombardier, Inc., 7.5%, 2/01/2029 (n)	430,000	445,077
Bombardier, Inc., 8.75%, 11/15/2030 (n)	287,000	308,039
Bombardier, Inc., 7.25%, 7/01/2031 (n)	311,000	320,719
Bombardier, Inc., 7%, 6/01/2032 (n)	229,000	234,202
Bombardier, Inc., 6.75%, 6/15/2033 (n)	294,000	298,119
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	525,000	523,031
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	67,000	67,825
Moog, Inc., 4.25%, 12/15/2027 (n)	544,000	526,934
TransDigm, Inc., 5.5%, 11/15/2027	861,000	860,327
TransDigm, Inc., 4.625%, 1/15/2029	566,000	548,157
TransDigm, Inc., 6.375%, 3/01/2029 (n)	650,000	660,593
TransDigm, Inc., 6.875%, 12/15/2030 (n)	1,124,000	1,159,201
TransDigm, Inc., 6.375%, 5/31/2033 (n)	1,048,000	1,035,425
		$8,395,104
Asset-Backed & Securitized – 3.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1%, 11/15/2054 (i)	$3,713,288	$145,969
ACREC 2021-FL1 Ltd., “C”, FLR, 6.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	229,500	228,542
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	196,964	196,976
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	221,655	219,959
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)	93,504	93,684
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.332% (SOFR - 30 day + 3%), 1/15/2037 (n)	208,000	207,793
AREIT 2022-CRE6 Trust, “C”, FLR, 6.478% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	100,000	99,104
AREIT 2022-CRE6 Trust, “D”, FLR, 7.178% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	100,000	99,559
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	56,999	57,427
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.042% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	62,359	123,505
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.592%, 4/15/2053 (i)	1,910,334	93,943
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)	917,727	49,230

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.578%, 2/15/2054 (i)		$2,219,959	$151,697
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.796%, 7/15/2053 (i)		3,096,723	155,268
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)		3,576,018	181,284
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.135%, 3/15/2054 (i)		1,979,950	85,036
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.881%, 6/15/2054 (i)		5,513,042	193,731
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.234%, 7/15/2054 (i)		6,759,644	359,591
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.256%, 8/15/2054 (i)		2,300,786	124,707
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)		8,922,891	369,795
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.17% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		100,000	100,063
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.719% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		100,000	100,063
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		100,000	99,369
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	99,024
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		82,269	83,579
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		82,269	83,990
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		184,878	184,373
BX Trust, 2024-PURE, “A”, FLR, 4.652% (CORRA + 1.9%), 11/15/2041 (n)	CAD	154,000	112,777
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$89,945	89,278
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	89,106
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		58,101	58,355
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		102,218	102,386
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.763%, 4/15/2054 (i)		1,564,515	49,562
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.97%, 6/15/2063 (i)		987,905	40,405
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.03%, 6/15/2064 (i)		1,286,673	57,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.789%, 4/15/2065	$257,000	$232,306
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	4,586,320	46
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	100,000	100,729
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	100,000	100,314
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	100,000	100,272
Empire District Bondco LLC, 4.943%, 1/01/2033	150,429	150,927
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	47,592	47,744
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	50,000	50,034
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	100,000	100,871
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	100,000	101,045
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.573% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	114,000	113,028
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	9,557	9,563
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.443% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	99,546
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)	188,000	187,878
MF1 2021-FL5 Ltd., “C”, FLR, 6.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	213,000	212,353
MF1 2021-FL5 Ltd., “D”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)	755,000	752,401
MF1 2022-FL8 Ltd., “C”, FLR, 6.524% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	110,841	109,189
MF1 2024-FL14 LLC, “B”, FLR, 7.015% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	349,917	350,679
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.277%, 5/15/2054 (i)	1,022,121	51,139
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.172%, 6/15/2054 (i)	2,982,062	131,233
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	244,000	244,779
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	57,000	57,193
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	92,488	92,844
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	73,097	73,554
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	216,157	216,642
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	157,500	157,380

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.243% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		$190,000	$188,937
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.543% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		100,000	98,404
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.869% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		235,000	233,717
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.843% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		150,000	149,508
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.293% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		310,000	308,684
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		112,507	112,627
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		79,000	78,965
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.493%, 8/15/2054 (i)		1,925,224	127,194
			$9,728,821
Automotive – 1.2%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)		$291,000	$288,709
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		1,077,000	977,644
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		490,000	478,858
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		755,000	580,275
Ford Motor Co., 6.1%, 8/19/2032		29,000	28,326
Hyundai Capital America, 5.25%, 1/08/2027 (n)		19,000	19,092
Hyundai Capital America, 6.375%, 4/08/2030 (n)		53,000	55,646
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		488,000	379,056
Volkswagen International Finance N.V., 5.994%, 5/15/2174	EUR	100,000	114,138
Wabash National Corp., 4.5%, 10/15/2028 (n)		$651,000	555,563
			$3,477,307
Broadcasting – 1.3%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$800,000	$830,181
Gray Media, Inc., 10.5%, 7/15/2029 (n)		231,000	245,673
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		635,000	597,051
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	285,130
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		557,000	557,295
Univision Communications, Inc., 8%, 8/15/2028 (n)		347,000	347,222
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		799,000	767,170
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		85,000	78,588
			$3,708,310

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.5%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$732,000	$759,904
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		575,000	626,559
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		296,000	295,729
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		43,000	44,519
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		91,000	96,646
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		445,000	438,825
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		261,000	271,676
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,384,000	1,386,290
LPL Holdings, Inc., 4%, 3/15/2029 (n)		102,000	98,114
Nomura Holdings, Inc., 3.459%, 5/28/2030	EUR	100,000	113,953
			$4,132,215
Building – 3.7%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$501,000	$466,627
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		715,000	758,639
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		230,000	218,523
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		519,000	376,741
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		239,000	212,360
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	100,000	130,566
Ferguson Enterprises, Inc., 5%, 10/03/2034		$85,000	81,826
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		886,000	754,662
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		927,000	890,446
Holcim Finance US LLC, 4.95%, 4/07/2030 (n)		26,000	26,167
Holcim Finance US LLC, 5.4%, 4/07/2035 (n)		18,000	17,935
Knife River Corp., 7.75%, 5/01/2031 (n)		719,000	752,585
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		550,000	441,721
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		191,000	192,438
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		710,000	654,577
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		429,000	421,001
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		223,000	224,340
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		873,000	860,475
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)		592,000	601,565
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		362,000	367,639
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		306,000	300,474
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		598,000	561,232
Vulcan Materials Co., 3.5%, 6/01/2030		38,000	36,073
Vulcan Materials Co., 5.7%, 12/01/2054		32,000	30,761
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		794,000	778,364
			$10,157,737

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 1.7%
Accenture Capital, Inc., 4.25%, 10/04/2031		$39,000	$38,294
Accenture Capital, Inc., 4.5%, 10/04/2034		26,000	24,980
athenahealth, Inc., 6.5%, 2/15/2030 (n)		652,000	628,217
CACI International, Inc., 6.375%, 6/15/2033 (n)		588,000	599,431
Experian Finance PLC, 3.51%, 12/15/2033	EUR	100,000	113,825
Fiserv Funding ULC, 3.5%, 6/15/2032		100,000	112,713
Fiserv, Inc., 4.4%, 7/01/2049		$84,000	65,936
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		373,000	368,580
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		677,000	669,575
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		694,000	677,153
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		406,000	409,813
Mastercard, Inc., 4.55%, 1/15/2035		58,000	56,258
Mastercard, Inc., 3.85%, 3/26/2050		22,000	16,884
Nexi S.p.A., 3.875%, 5/21/2031	EUR	100,000	115,438
Paychex, Inc., 5.1%, 4/15/2030		$24,000	24,311
Paychex, Inc., 5.35%, 4/15/2032		38,000	38,564
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		681,000	694,822
Visa, Inc., 3.65%, 9/15/2047		46,000	35,044
			$4,689,838
Cable TV – 3.7%
Cable One, Inc., 4%, 11/15/2030 (n)		$774,000	$599,435
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,009,000	1,917,769
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,323,000	1,240,512
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		382,000	347,675
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		329,000	284,004
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		63,000	65,583
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		27,000	20,878
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		800,000	729,614
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		425,000	214,531
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	171,564
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		253,000	249,221
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		173,000	168,390
DISH DBS Corp., 7.75%, 7/01/2026		430,000	369,701
DISH DBS Corp., 5.125%, 6/01/2029		370,000	243,255

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
DISH Network Corp., 11.75%, 11/15/2027 (n)		$372,000	$383,796
EchoStar Corp., 10.75%, 11/30/2029		599,224	602,160
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	137,228	158,214
Videotron Ltd., 3.625%, 6/15/2029 (n)		$71,000	67,072
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	100,000	107,300
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$800,000	725,246
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		891,000	868,222
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		990,000	839,148
			$10,373,290
Chemicals – 1.4%
Arkema S.A., 4.25%, 5/27/2173	EUR	100,000	$114,061
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$674,000	692,551
Chemours Co., 4.625%, 11/15/2029 (n)		989,000	809,016
Chemours Co., 8%, 1/15/2033 (n)		230,000	200,524
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	144,851
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		635,000	512,663
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		796,000	780,960
SNF Group SACA, 3.375%, 3/15/2030 (n)		805,000	735,215
			$3,989,841
Computer Software – 1.0%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$652,000	$665,095
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		710,000	746,545
Fair Isaac Corp., 6%, 5/15/2033 (n)		731,000	729,620
Microsoft Corp., 2.525%, 6/01/2050		71,000	43,086
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		535,000	506,915
Oracle Corp., 4%, 7/15/2046		62,000	46,420
			$2,737,681
Computer Software - Systems – 1.0%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$337,000	$346,528
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		215,000	219,300
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		181,000	185,706
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,017,000	1,015,866
Virtusa Corp., 7.125%, 12/15/2028 (n)		373,000	360,588
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		564,000	574,054
			$2,702,042
Conglomerates – 1.5%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$447,000	$453,702
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		212,000	206,313
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,060,000	1,015,498

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		$646,000	$652,533
Gates Corp., 6.875%, 7/01/2029 (n)		472,000	483,686
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		478,000	488,520
nVent Finance S.à r.l., 5.65%, 5/15/2033		23,000	22,958
Regal Rexnord Corp., 6.05%, 4/15/2028		75,000	77,001
Siemens Financieringsmaatschappij N.V., 4%, 5/27/2045	EUR	100,000	114,113
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		$592,000	609,382
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		39,000	39,755
			$4,163,461
Construction – 0.8%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$476,000	$467,036
Empire Communities Corp., 9.75%, 5/01/2029 (n)		732,000	734,745
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		194,000	192,945
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		421,000	396,321
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		506,000	486,326
			$2,277,373
Consumer Products – 2.5%
Acushnet Co., 7.375%, 10/15/2028 (n)		$725,000	$751,250
Amer Sports Co., 6.75%, 2/16/2031 (n)		677,000	703,887
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		463,000	384,290
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		416,000	436,792
Kenvue, Inc., 5.05%, 3/22/2053		57,000	52,041
L'Oréal S.A., 5%, 5/20/2035 (n)		200,000	201,373
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		234,000	176,273
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		293,000	303,123
Newell Brands, Inc., 6.375%, 5/15/2030		753,000	707,402
Newell Brands, Inc., 6.625%, 5/15/2032		370,000	341,395
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	382,000	441,020
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$298,000	297,735
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		857,000	855,484
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	626,950
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		602,000	546,418
			$6,825,433
Consumer Services – 2.5%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$410,000	$413,369
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	378,642
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		276,000	286,038
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	100,000	118,792
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		$687,000	627,955

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Booking Holdings, Inc., 4.125%, 5/09/2038	EUR	100,000	$115,272
Garda World Security Corp., 8.375%, 11/15/2032 (n)		$643,000	645,155
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		857,000	799,965
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)(w)		176,000	180,620
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		597,000	594,291
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		443,000	363,264
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		436,000	338,626
Service Corp. International, 5.75%, 10/15/2032		815,000	809,897
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		650,000	600,731
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		114,000	117,534
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	100,000	114,397
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		$544,000	542,706
			$7,047,254
Containers – 0.9%
Ball Corp., 6%, 6/15/2029		$288,000	$293,704
Ball Corp., 2.875%, 8/15/2030		949,000	841,103
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		425,000	434,618
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/2032 (n)		174,000	175,841
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)		650,000	651,110
			$2,396,376
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$48,000	$41,140
Arrow Electronics, Inc., 5.875%, 4/10/2034		19,000	19,216
CommScope Technologies LLC, 5%, 3/15/2027 (n)		288,000	278,318
CommScope, Inc., 4.75%, 9/01/2029 (n)		176,000	168,526
			$507,200
Electronics – 0.6%
Broadcom, Inc., 4.55%, 2/15/2032		$77,000	$75,395
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)		528,000	554,985
Entegris, Inc., 4.375%, 4/15/2028 (n)		292,000	281,916
Entegris, Inc., 3.625%, 5/01/2029 (n)		228,000	212,617
Entegris, Inc., 5.95%, 6/15/2030 (n)		330,000	330,181
Intel Corp., 5.7%, 2/10/2053		45,000	40,382
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		36,000	33,626
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		17,000	16,581
			$1,545,683

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 4.4%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$855,000	$879,268
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		909,000	919,022
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	100,000	114,832
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$195,501	194,209
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		400,000	400,800
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		400,000	396,117
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		400,000	401,428
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		635,000	636,595
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	624,350
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	713,588
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		500,000	497,500
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		200,000	203,344
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		272,000	274,770
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		493,000	497,383
OCP S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	474,604
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	200,752
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	886,998
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	86,677
Petroleos Mexicanos, 6.75%, 9/21/2047		866,000	585,456
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		669,000	678,002
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		352,000	340,970
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,075,650
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		500,000	520,414
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		597,000	612,522
			$12,215,251
Emerging Market Sovereign – 10.0%
Dominican Republic, 5.5%, 2/22/2029 (n)		$761,000	$750,879
Dominican Republic, 7.05%, 2/03/2031 (n)		150,000	155,512
Dominican Republic, 5.875%, 1/30/2060 (n)		948,000	777,502
Federal Republic of Nigeria, 7.875%, 2/16/2032		326,000	294,988

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Federative Republic of Brazil, 10%, 1/01/2035	BRL	4,665,000	$654,982
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	1,239,000	1,434,309
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		812,000	951,558
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		75,000	85,733
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	479,646
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	379,272
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	13,577,000	309,645
Oriental Republic of Uruguay, 9.75%, 7/20/2033		7,214,000	176,769
People's Republic of China, 3.13%, 11/21/2029	CNY	5,400,000	803,894
People's Republic of China, 1.43%, 1/25/2030		8,800,000	1,216,583
People's Republic of China, 2.88%, 2/25/2033		9,820,000	1,482,735
People's Republic of China, 2.27%, 5/25/2034		3,400,000	493,510
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	273,000	301,802
Republic of Angola, 9.375%, 5/08/2048		$870,000	636,881
Republic of Argentina, 4.125%, 7/09/2035		768,494	516,044
Republic of Bulgaria, 5%, 3/05/2037		720,000	695,375
Republic of Costa Rica, 7.3%, 11/13/2054		600,000	612,750
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	997,397
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$630,000	630,895
Republic of Guatemala, 6.125%, 6/01/2050 (n)		382,000	337,115
Republic of Hungary, 5.5%, 6/16/2034 (n)		650,000	629,073
Republic of India, 7.18%, 8/14/2033	INR	69,000,000	851,838
Republic of Korea, 1.875%, 6/10/2029	KRW	3,022,250,000	2,136,532
Republic of Korea, 1.375%, 6/10/2030		1,954,670,000	1,334,631
Republic of Korea, 1.5%, 12/10/2030		1,250,000,000	853,060
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	199,710
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	964,850
Republic of Peru, 5.375%, 2/08/2035		433,000	425,639
Republic of Philippines, 3.556%, 9/29/2032		334,000	306,698
Republic of Serbia, 1.65%, 3/03/2033	EUR	428,000	391,279
Republic of Serbia, 6%, 6/12/2034 (n)		$329,000	326,135
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	452,000	381,826
Republic of South Africa, 7.1%, 11/19/2036 (n)		$483,000	468,166
Republic of South Africa, 7.3%, 4/20/2052		611,000	528,515
Republic of Turkey, 7.625%, 5/15/2034		535,000	535,000
Republic of Turkey, 6.5%, 1/03/2035		314,000	287,760
Sultanate of Oman, 7%, 1/25/2051		800,000	823,000
United Mexican States, 4.75%, 4/27/2032		727,000	676,822
United Mexican States, 7.5%, 5/26/2033	MXN	5,600,000	260,812
United Mexican States, 3.771%, 5/24/2061		$440,000	245,322
			$27,802,444

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 3.4%
Chord Energy Corp., 6.75%, 3/15/2033 (n)		$292,000	$289,979
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		387,000	389,904
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		201,000	198,220
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		344,000	336,331
CNX Resources Corp., 7.25%, 3/01/2032 (n)		475,000	484,062
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,051,000	1,035,893
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		532,000	581,038
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		711,000	721,278
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		593,000	587,152
Matador Resources Co., 6.875%, 4/15/2028 (n)		664,000	673,126
Matador Resources Co., 6.5%, 4/15/2032 (n)		212,000	207,577
Occidental Petroleum Corp., 6.45%, 9/15/2036		39,000	38,326
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		525,000	518,548
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		476,000	488,278
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		313,000	308,821
Pioneer Natural Resources Co., 2.15%, 1/15/2031		44,000	38,525
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		725,000	747,717
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	968,696
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		547,000	443,687
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		467,000	451,683
			$9,508,841
Energy - Integrated – 0.3%
Eni S.p.A., 3.875%, 1/15/2034	EUR	100,000	$115,613
Exxon Mobil Corp., 1.408%, 6/26/2039		100,000	83,418
Orlen S.A., 6%, 1/30/2035		$549,000	555,269
			$754,300
Entertainment – 2.5%
Carnival Corp., 5.75%, 3/15/2030 (n)		$581,000	$582,349
Carnival Corp., 6.125%, 2/15/2033 (n)		305,000	305,753
Life Time, Inc., 6%, 11/15/2031 (n)		680,000	681,519
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)		592,000	609,874
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		464,000	438,502
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		56,000	56,035
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		590,000	583,679
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		386,000	386,072
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		327,000	323,202
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		729,000	731,617
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		974,000	993,000
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		221,000	220,890

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		$940,000	$928,904
			$6,841,396
Financial Institutions – 4.2%
Aroundtown S.A., 3.5%, 5/13/2030	EUR	100,000	$111,082
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$874,138	847,863
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		1,025,000	1,027,938
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		280,000	296,281
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		632,000	629,532
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		446,000	445,211
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		552,000	569,123
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		661,000	655,476
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		435,000	457,130
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		454,000	439,917
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)		237,000	231,026
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)		585,000	598,789
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		29,000	28,565
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		231,000	233,209
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		561,000	561,084
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)		462,000	470,558
Navient Corp., 7.875%, 6/15/2032		206,000	207,757
OneMain Finance Corp., 6.625%, 5/15/2029		600,000	606,688
OneMain Finance Corp., 5.375%, 11/15/2029		384,000	372,048
OneMain Finance Corp., 7.5%, 5/15/2031		220,000	226,127
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		1,103,000	1,108,923
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		738,000	728,775
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	100,000	114,100
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		$611,000	618,691
			$11,585,893
Food & Beverages – 3.1%
Anheuser-Busch InBev S.A., 4.125%, 5/19/2045	EUR	100,000	$114,865
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$40,000	36,336
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		42,000	41,217
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		129,000	125,714
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		755,000	730,285
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		509,000	533,720
Constellation Brands, Inc., 2.25%, 8/01/2031		53,000	45,427
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		329,000	345,274
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		368,000	384,973
Flowers Foods, Inc., 5.75%, 3/15/2035		57,000	57,472

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Flowers Foods, Inc., 6.2%, 3/15/2055		$19,000	$18,489
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		400,000	394,560
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		581,000	522,305
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		50,000	50,671
Kraft Heinz Foods Co., 4.375%, 6/01/2046		94,000	74,208
Mars, Inc., 4.8%, 3/01/2030 (n)		38,000	38,235
Mars, Inc., 5.2%, 3/01/2035 (n)		89,000	88,666
Mars, Inc., 5.7%, 5/01/2055 (n)		61,000	59,176
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	40,000	43,656
Performance Food Group Co., 5.5%, 10/15/2027 (n)		$660,000	657,263
Performance Food Group Co., 6.125%, 9/15/2032 (n)		400,000	403,218
Pernod Ricard S.A., 3.25%, 3/03/2032	EUR	100,000	112,623
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		$932,000	882,028
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		262,000	258,798
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)		1,158,000	1,111,390
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		991,000	969,103
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		151,000	148,343
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		498,000	469,514
			$8,717,529
Forest & Paper Products – 0.5%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$79,000	$76,468
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)		776,000	777,146
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		55,000	55,675
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		536,000	570,092
			$1,479,381
Gaming & Lodging – 3.0%
Allwyn Entertainment Finance, 7.25%, 4/30/2030	EUR	114,000	$137,539
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		$617,000	617,229
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,224,000	1,206,764
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	100,000	135,263
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		$1,229,000	1,204,603
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		646,000	574,972
Las Vegas Sands Corp., 3.9%, 8/08/2029		89,000	83,480
Lottomatica Group S.p.A., 4.875%, 1/31/2031 (n)	EUR	100,000	116,305
Marriott International, Inc., 2.85%, 4/15/2031		$90,000	80,550
Melco Resorts Finance Limited, 5.375%, 12/04/2029		955,000	875,150
Voyager Parent LLC, 9.25%, 7/01/2032 (n)		176,000	181,828
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	100,000	131,966
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$934,000	903,777

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		$1,083,000	$1,044,009
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		831,000	810,338
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		162,000	169,915
			$8,273,688
Industrial – 0.6%
APi Escrow Corp., 4.75%, 10/15/2029 (n)		$1,087,000	$1,058,449
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		61,000	60,361
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		352,000	351,384
Pachelbel Bidco Spa, 7.125%, 5/17/2031 (n)	EUR	100,000	121,243
Prysmian S.p.A., 3.625%, 11/28/2028		100,000	116,020
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$35,000	19,613
			$1,727,070
Insurance – 0.2%
Aviva PLC, 4.625%, 8/28/2056	EUR	100,000	$114,315
Corebridge Financial, Inc., 4.35%, 4/05/2042		$76,000	62,307
MetLife, Inc., 5.3%, 12/15/2034		63,000	63,786
Nippon Life Insurance Co., 4.114% to 1/23/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.6%) to 1/23/2055	EUR	100,000	111,666
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$104,000	106,971
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		62,000	64,784
			$523,829
Insurance - Health – 0.1%
Elevance Health, Inc., 5.375%, 6/15/2034		$39,000	$39,151
Humana, Inc., 5.375%, 4/15/2031		31,000	31,199
Humana, Inc., 5.55%, 5/01/2035		83,000	81,520
UnitedHealth Group, Inc., 5.15%, 7/15/2034		77,000	75,991
			$227,861
Insurance - Property & Casualty – 2.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$480,000	$496,378
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		523,000	506,277
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		175,000	180,565
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		447,000	438,944
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		485,000	496,079
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		1,075,000	1,083,605

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
American International Group, Inc., 5.125%, 3/27/2033		$55,000	$55,028
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)		304,000	308,259
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		412,000	394,713
Arthur J. Gallagher & Co., 5%, 2/15/2032		12,000	12,028
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		26,000	28,086
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		45,000	43,064
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		1,098,000	1,131,957
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	106,000	78,665
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)		$69,000	68,891
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		77,000	75,358
Hub International Ltd., 5.625%, 12/01/2029 (n)		316,000	313,402
Hub International Ltd., 7.25%, 6/15/2030 (n)		840,000	874,795
Hub International Ltd., 7.375%, 1/31/2032 (n)		254,000	265,074
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		46,000	46,192
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		65,000	60,727
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		909,000	940,364
			$7,898,451
Interactive Media Services – 0.2%
Snap, Inc., 6.875%, 3/01/2033 (n)		$498,000	$504,447
International Market Quasi-Sovereign – 0.3%
Belfius Bank S.A. (Kingdom of Belgium), 3.375%, 5/28/2030	EUR	100,000	$113,955
Electricite de France S.A., 4.625%, 5/07/2045		100,000	112,276
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		40,000	45,515
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		100,000	115,084
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$200,000	208,011
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032	EUR	100,000	114,591
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032		100,000	114,080
RTE Reseau de Transport d'Electricite (Republic of France), 3.5%, 10/02/2036		100,000	112,859
			$936,371
International Market Sovereign – 9.0%
Commonwealth of Australia, 3.5%, 12/21/2034	AUD	1,197,000	$728,786
Commonwealth of Australia, 3.25%, 6/21/2039		15,620,000	8,767,176
Commonwealth of Australia, 2.75%, 5/21/2041		1,099,000	559,606
Federal Republic of Germany, 2.5%, 8/15/2054	EUR	590,000	606,053
Government of Bermuda, 5%, 7/15/2032 (n)		$560,000	544,880
Government of Canada, 3.25%, 12/01/2034	CAD	1,245,000	910,823
Government of Canada, 3.5%, 12/01/2045		350,000	258,253

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.2%, 12/20/2034	JPY	94,350,000	$639,989
Government of Japan, 1.4%, 3/20/2035		138,000,000	950,248
Government of Japan, 0.3%, 12/20/2039		201,250,000	1,094,242
Government of Japan, 1.1%, 6/20/2043		73,450,000	419,052
Government of Japan, 1.5%, 3/20/2045		35,200,000	209,502
Government of Japan, 0.4%, 3/20/2050		119,600,000	490,601
Government of Japan, 0.7%, 12/20/2051		295,000,000	1,250,995
Government of Japan, 2.4%, 3/20/2055		21,000,000	132,846
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	454,000	517,556
Kingdom of Spain, 3.9%, 7/30/2039 (n)		1,003,000	1,188,283
Republic of Italy, 3.85%, 2/01/2035		413,000	486,391
Republic of Italy, 1.45%, 3/01/2036		370,000	343,447
Republic of Italy, 4.15%, 10/01/2039 (n)		659,000	773,493
Republic of Italy, 4.3%, 10/01/2054 (n)		80,000	90,717
United Kingdom Treasury, 4%, 10/22/2031	GBP	635,000	840,906
United Kingdom Treasury, 1.25%, 10/22/2041		2,739,000	2,126,772
United Kingdom Treasury, 1.5%, 7/22/2047		494,000	339,451
United Kingdom Treasury, 3.75%, 7/22/2052		606,000	628,664
			$24,898,732
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	100,000	$112,896
Local Authorities – 0.1%
Alliander N.V., 3.5%, 5/06/2037	EUR	100,000	$113,802
Province of Alberta, 1.65%, 6/01/2031	CAD	95,000	63,311
Province of British Columbia, 2.95%, 6/18/2050		115,000	65,100
			$242,213
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 5.5%, 1/12/2029		$35,000	$35,903
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		405,000	422,003
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,351,000	1,414,230
			$1,872,136
Major Banks – 1.2%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$59,000	$59,954
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		69,000	60,939
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		71,000	69,569
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		50,000	50,332

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of Ireland Group PLC, 3.625%, 5/19/2032	EUR	100,000	$114,535
Barclays PLC, 4.973%, 5/31/2036		100,000	118,694
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	193,697
Credit Agricole S.A., 3.75%, 5/27/2035	EUR	100,000	113,598
Danske Bank A.S., 3.5%, 5/26/2033		110,000	125,059
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$150,000	151,697
Erste Group Bank AG, 6.375%, 11/20/2173	EUR	200,000	227,159
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$96,000	95,656
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		98,000	94,841
HSBC Holdings PLC, 4.191%, 5/19/2036	EUR	100,000	114,729
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$115,000	118,709
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		108,000	92,463
JPMorgan Chase & Co., 3.761% to 3/21/2033, FLR (EURIBOR - 3mo. + 0.98%) to 3/21/2034	EUR	100,000	115,802
JPMorgan Chase & Co., 3.588%, 1/23/2036		100,000	112,815
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$75,000	75,890
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		28,000	19,012
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		154,000	146,018
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		134,000	135,208
Nationwide Building Society, 5.532% to 1/13/2032, FLR (BPISDS01 + 1.474%) to 1/13/2033	GBP	100,000	135,068
Nationwide Building Society, 4%, 7/30/2035	EUR	100,000	114,522
NatWest Group PLC, 3.24%, 5/13/2030		100,000	113,948
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$75,000	76,510
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		27,000	27,180
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		200,000	171,635
UniCredit S.p.A., 3.8% to 1/16/2032, FLR (EURIBOR - 3mo. +1.4%) to 1/16/2033	EUR	150,000	172,113
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$45,000	44,136

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$86,000	$77,135
			$3,338,623
Medical & Health Technology & Services – 4.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$965,000	$916,582
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		476,000	485,018
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		491,000	507,625
CAB SELAS, 3.375%, 2/01/2028	EUR	100,000	109,003
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$617,000	571,528
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		338,000	261,108
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,511,000	1,360,725
Concentra, Inc., 6.875%, 7/15/2032 (n)		816,000	839,523
Encompass Health Corp., 5.75%, 9/15/2025		70,000	70,004
Encompass Health Corp., 4.75%, 2/01/2030		845,000	823,782
Encompass Health Corp., 4.625%, 4/01/2031		246,000	234,561
HCA, Inc., 5.125%, 6/15/2039		54,000	49,523
IQVIA, Inc., 5%, 5/15/2027 (n)		427,000	424,254
IQVIA, Inc., 6.5%, 5/15/2030 (n)		600,000	612,808
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		516,000	552,836
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		367,000	403,458
Lifepoint Health, Inc., 10%, 6/01/2032 (n)		255,000	266,750
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		88,000	51,478
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	136,640
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		569,000	567,902
Tenet Healthcare Corp., 6.125%, 10/01/2028		409,000	409,594
Tenet Healthcare Corp., 6.125%, 6/15/2030		1,048,000	1,058,269
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		581,000	590,522
			$11,303,493
Medical Equipment – 0.8%
Insulet Corp., 6.5%, 4/01/2033 (n)		$528,000	$542,919
Medline Borrower LP, 3.875%, 4/01/2029 (n)		290,000	273,315
Medline Borrower LP, 5.25%, 10/01/2029 (n)		833,000	814,053
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		629,000	640,048
			$2,270,335

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$715,000	$650,232
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)		529,000	456,287
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		178,000	177,878
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,916,000	1,758,954
Glencore Capital Finance DAC, 3.75%, 2/04/2032 (w)	EUR	100,000	113,950
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		$235,000	239,768
Novelis, Inc., 4.75%, 1/30/2030 (n)		761,000	723,433
Novelis, Inc., 6.875%, 1/30/2030 (n)		505,000	520,773
Novelis, Inc., 3.875%, 8/15/2031 (n)		296,000	263,154
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		305,655	162,765
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		102,000	102,406
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		552,150	536,268
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		587,000	603,101
			$6,308,969
Midstream – 4.9%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$359,000	$370,565
Buckeye Partners LP, 5.85%, 11/15/2043		175,000	147,730
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		18,000	18,528
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		59,000	59,295
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		734,000	760,180
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		710,000	663,057
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		78,000	71,902
Energy Transfer LP, 5.95%, 5/15/2054		60,000	54,794
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		826,000	854,681
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		733,000	728,644
NFE Financing LLC, 12%, 11/15/2029 (n)		406,856	174,553
NuStar Logistics LP, 6.375%, 10/01/2030		692,000	705,010
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	97,000	66,418
Peru LNG, 5.375%, 3/22/2030		$431,701	399,879
Plains All American Pipeline LP, 5.7%, 9/15/2034		70,000	69,469
Prairie Acquiror LP, 9%, 8/01/2029 (n)		530,000	538,791
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		304,000	313,104
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		605,000	579,322
Sunoco LP, 7.25%, 5/01/2032 (n)		919,000	955,535
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		990,000	983,844
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		594,000	604,159
Targa Resources Corp., 4.95%, 4/15/2052		53,000	42,341

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	$348,000	$355,254
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	284,000	263,934
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	379,000	342,875
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	601,000	615,063
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	656,000	701,360
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	289,000	287,721
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	1,030,000	1,045,596
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	718,000	677,197
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)	205,000	214,112
		$13,664,913
Mortgage-Backed – 2.4%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$9,560	$9,878
Fannie Mae, 5.5%, 7/01/2033 - 4/01/2054	401,281	398,164
Fannie Mae, 6%, 8/01/2034 - 8/01/2054	68,522	69,788
Fannie Mae, 3.5%, 12/01/2047	32,521	29,541
Fannie Mae, 4%, 9/25/2050 (i)	110,780	21,963
Fannie Mae, 5.121%, 10/25/2052	189,702	183,552
Fannie Mae, 5.772%, 1/25/2055	165,997	165,826
Fannie Mae, UMBS, 2%, 4/01/2042 - 11/01/2051	204,375	168,842
Fannie Mae, UMBS, 6.5%, 2/01/2043	23,937	24,618
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050	106,277	95,721
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2052	534,616	437,308
Fannie Mae, UMBS, 3%, 5/01/2051 - 12/01/2051	371,679	318,405
Fannie Mae, UMBS, 5%, 8/01/2052	149,527	145,301
Fannie Mae, UMBS, 4%, 10/01/2052	442,419	406,270
Fannie Mae, UMBS, 5.5%, 11/01/2052	97,847	97,235
Freddie Mac, 1.373%, 3/25/2027 (i)	448,000	9,911
Freddie Mac, 0.125%, 2/25/2028 (i)	36,576,000	144,069
Freddie Mac, 0.293%, 2/25/2028 (i)	15,572,000	126,599
Freddie Mac, 0.107%, 4/25/2028 (i)	15,983,000	66,162
Freddie Mac, 1.085%, 7/25/2029 (i)	1,842,705	69,571
Freddie Mac, 0.571%, 1/25/2030 (i)	355,214	8,641
Freddie Mac, 1.797%, 4/25/2030 (i)	845,640	63,969
Freddie Mac, 1.838%, 4/25/2030 (i)	731,897	56,615
Freddie Mac, 1.665%, 5/25/2030 (i)	896,340	65,036
Freddie Mac, 1.798%, 5/25/2030 (i)	2,034,877	158,252
Freddie Mac, 1.341%, 6/25/2030 (i)	821,458	48,538
Freddie Mac, 1.597%, 8/25/2030 (i)	719,995	51,798
Freddie Mac, 1.168%, 9/25/2030 (i)	455,646	24,459
Freddie Mac, 1.08%, 11/25/2030 (i)	901,677	46,100
Freddie Mac, 0.322%, 1/25/2031 (i)	3,164,770	44,611

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.511%, 3/25/2031 (i)		$3,715,814	$88,612
Freddie Mac, 0.938%, 7/25/2031 (i)		670,491	33,587
Freddie Mac, 0.536%, 9/25/2031 (i)		2,699,427	79,531
Freddie Mac, 0.567%, 12/25/2031 (i)		659,754	20,155
Freddie Mac, 6%, 8/01/2034		16,774	17,329
Freddie Mac, 5%, 11/01/2054		72,898	70,594
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2053		188,301	180,799
Freddie Mac, UMBS, 2%, 8/01/2051 - 9/01/2051		63,700	49,809
Freddie Mac, UMBS, 3%, 4/01/2052 - 5/01/2052		626,979	534,331
Freddie Mac, UMBS, 5%, 11/01/2052		195,666	189,985
Freddie Mac, UMBS, 6%, 8/01/2053		47,446	48,266
Freddie Mac, UMBS, 5.5%, 11/01/2054		424,650	420,526
Ginnie Mae, 4.739%, 10/20/2045		70,183	67,913
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		544,473	456,421
Ginnie Mae, 2%, 2/20/2052 - 4/20/2052		98,454	79,110
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052		106,912	93,392
Ginnie Mae, 3.5%, 7/20/2052		69,395	61,887
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		93,276	85,763
Ginnie Mae, 5.5%, 2/20/2053 - 1/20/2055		150,050	149,315
Ginnie Mae, 5%, 3/20/2053 - 11/20/2054		291,880	283,938
Ginnie Mae, 6.5%, 7/20/2054		80,103	81,913
Ginnie Mae, 5.378%, 10/20/2054		82,360	81,596
			$6,731,515
Municipals – 0.3%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$60,000	$56,174
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		115,000	106,516
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		145,000	139,970
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		145,000	147,705
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		70,000	56,162
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		246,000	238,495
			$745,022
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$89,000	$91,055
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	100,000	113,465
			$204,520

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$61,000	$58,883
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	100,000	97,708
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$23,000	21,820
			$178,411
Network & Telecom – 0.9%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$275,000	$210,194
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		593,000	601,113
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		781,000	793,430
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	115,958
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		366,000	442,218
Orange S.A., 3.5%, 5/19/2035		100,000	114,237
TDC Net A/S, 5%, 8/09/2032		100,000	114,765
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$232,000	241,453
			$2,633,368
Oil Services – 0.5%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$684,000	$468,093
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		685,000	695,765
Valaris Ltd., 8.375%, 4/30/2030 (n)		322,000	323,252
			$1,487,110
Oils – 0.0%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$76,000	$75,167
Other Banks & Diversified Financials – 0.3%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$200,000	$210,372
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	120,000	137,685
American Express Co., 3.433%, 5/20/2032		100,000	114,739
Islandsbanki hf. (Republic of Iceland), 3.875%, 9/20/2030		100,000	115,184
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$41,000	40,861
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		66,000	68,728
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		36,000	36,809
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		27,000	27,435
			$751,813

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.9%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$451,000	$446,498
AbbVie, Inc., 5.35%, 3/15/2044		41,000	39,230
AbbVie, Inc., 5.4%, 3/15/2054		51,000	48,272
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		444,000	362,415
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		244,000	138,495
Biogen, Inc., 5.05%, 1/15/2031		56,000	56,281
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		34,000	33,012
Eli Lilly & Co., 5.5%, 2/12/2055		37,000	36,193
Grifols S.A., 7.125%, 5/01/2030	EUR	380,000	448,625
Johnson & Johnson, 3.55%, 6/01/2044		100,000	109,746
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$654,000	614,319
Sandoz Finance B.V., 4%, 3/26/2035	EUR	100,000	114,425
			$2,447,511
Pollution Control – 0.4%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$651,000	$625,815
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		195,000	202,273
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		259,000	267,128
			$1,095,216
Precious Metals & Minerals – 0.8%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$229,000	$220,393
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		706,000	701,553
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		645,000	636,224
New Gold, Inc., 6.875%, 4/01/2032 (n)		498,000	508,715
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		53,000	54,416
			$2,121,301
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$83,000	$80,320
Union Pacific Corp., 3.25%, 2/05/2050		101,000	67,929
			$148,249
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$235,000	$205,381
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		417,000	427,443
			$632,824
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$71,000	$70,454
Boston Properties LP, REIT, 2.75%, 10/01/2026		23,000	22,380
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		49,000	47,973

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – continued
Corporate Office Property LP, REIT, 2%, 1/15/2029		$21,000	$18,813
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		42,000	42,388
			$202,008
Real Estate - Other – 0.9%
EPR Properties, REIT, 3.6%, 11/15/2031		$76,000	$67,823
Lexington Realty Trust Co., 2.7%, 9/15/2030		47,000	41,355
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		583,000	551,430
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,134,000	1,169,164
XHR LP, REIT, 4.875%, 6/01/2029 (n)		732,000	695,149
			$2,524,921
Real Estate - Retail – 0.1%
Hammerson PLC, 5.875%, 10/08/2036	GBP	100,000	$129,054
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$113,000	98,344
STORE Capital Corp., REIT, 2.7%, 12/01/2031		6,000	5,020
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		79,000	76,481
			$308,899
Restaurants – 0.7%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$461,000	$470,141
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		420,000	386,260
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		634,000	575,786
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		416,000	418,401
			$1,850,588
Retailers – 1.4%
Hanesbrands, Inc., 9%, 2/15/2031 (n)		$322,000	$340,202
Home Depot, Inc., 3.625%, 4/15/2052		112,000	79,352
L Brands, Inc., 6.625%, 10/01/2030 (n)		765,000	781,370
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		576,000	564,532
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		428,000	406,847
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	345,000	346,681
Parkland Corp., 4.625%, 5/01/2030 (n)		$712,000	668,983
Parkland Corp., 6.625%, 8/15/2032 (n)		116,000	116,257
Penske Automotive Group Co., 3.75%, 6/15/2029		769,000	720,842
			$4,025,066

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$8,000	$7,465
International Flavors & Fragrances, Inc., 5%, 9/26/2048		39,000	32,000
Linde PLC, 3.25%, 2/18/2037	EUR	100,000	110,563
			$150,028
Specialty Stores – 1.0%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$199,385	$204,864
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		973,085	1,128,697
DICK'S Sporting Goods, 4.1%, 1/15/2052		53,000	36,334
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		381,000	259,725
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		368,000	177,560
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		870,000	846,925
Richemont International S.A., 1.625%, 5/26/2040	EUR	100,000	85,701
			$2,739,806
Supermarkets – 0.9%
Albertsons Cos., LLC / Safeway, Inc., 6.25%, 3/15/2033 (n)		$1,178,000	$1,195,879
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		922,000	961,183
Kroger Co., 5.5%, 9/15/2054		56,000	51,782
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	100,000	112,750
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	100,000	127,882
			$2,449,476
Telecommunications - Wireless – 1.3%
Altice France S.A., 5.5%, 1/15/2028 (n)		$784,000	$674,877
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	168,763
American Tower Corp., 3.625%, 5/30/2032	EUR	100,000	114,688
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		100,000	113,745
Millicom International Cellular S.A., 5.125%, 1/15/2028		$635,400	624,169
SBA Communications Corp., 3.125%, 2/01/2029		933,000	867,966
T-Mobile USA, Inc., 3.875%, 4/15/2030		54,000	52,070
T-Mobile USA, Inc., 5.05%, 7/15/2033		60,000	59,489
T-Mobile USA, Inc., 5.75%, 1/15/2034		26,000	26,961
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	100,000	112,989
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		100,000	120,642
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$598,000	636,870
			$3,573,229
Telephone Services – 0.5%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	30,000	$31,954
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$358,188	406,334
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		445,687	375,491

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – continued
TELUS Corp., 2.85%, 11/13/2031	CAD	151,000	$102,630
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		$587,000	553,447
			$1,469,856
Tobacco – 0.2%
Philip Morris International, Inc., 4.75%, 11/01/2031		$76,000	$75,810
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		476,000	500,522
			$576,332
Transportation - Services – 0.4%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	100,000	$112,824
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		517,000	594,316
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$60,000	60,882
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		38,000	39,867
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	100,000	112,145
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		$494,697	160,776
			$1,080,810
U.S. Treasury Obligations – 21.4%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$15,219,000	$9,146,857
U.S. Treasury Bonds, 3.875%, 5/15/2043		5,655,000	4,955,194
U.S. Treasury Bonds, 4.625%, 11/15/2044		31,000	29,774
U.S. Treasury Bonds, 4.75%, 11/15/2053		5,782,000	5,610,798
U.S. Treasury Notes, 4%, 6/30/2028		4,900,000	4,919,141
U.S. Treasury Notes, 4.125%, 8/31/2030		7,000,000	7,039,922
U.S. Treasury Notes, 4.875%, 10/31/2030		4,700,000	4,892,957
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		16,124,000	14,688,586
U.S. Treasury Notes, 4%, 2/15/2034		6,349,000	6,203,419
U.S. Treasury Notes, 4.625%, 2/15/2035		1,852,000	1,886,725
			$59,373,373
Utilities - Electric Power – 3.2%
AEP Transmission Co. LLC, 5.375%, 6/15/2035		$56,000	$56,261
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		28,000	28,133
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	74,562
Amprion GmbH, 3.875%, 6/05/2036 (w)	EUR	100,000	113,893
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$20,000	18,387
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		17,000	13,753
Bruce Power LP, 2.68%, 12/21/2028	CAD	82,000	58,203
Bruce Power LP, 4.27%, 12/21/2034		93,000	67,090
Calpine Corp., 4.5%, 2/15/2028 (n)		$663,000	650,274
Centrais Eletricas Brasileiras S.A., 6.5%, 1/11/2035 (n)		234,000	228,829
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,332,000	1,202,126

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		$33,000	$28,986
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)	EUR	100,000	114,366
Duke Energy Carolinas LLC, 4.95%, 1/15/2033		$20,000	20,013
Duke Energy Florida LLC, 6.2%, 11/15/2053		72,000	74,231
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	50,000	66,617
Edison International, 4.7%, 8/15/2025		$65,000	64,915
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		200,000	173,149
Enel S.p.A., 4.5% to 1/14/2033, FLR (EUR ICE Swap Rate - 5yr. + 2.196%) to 1/14/2038, FLR (EUR ICE Swap Rate - 5yr. + 2.446%) to 1/14/2053, FLR (EUR ICE Swap Rate - 5yr. + 3.446%) to 1/14/2174	EUR	120,000	134,055
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$200,000	203,425
Entergy Corp., 0.9%, 9/15/2025		87,000	86,053
Eversource Energy, 5.5%, 1/01/2034		55,000	54,860
Florida Power & Light Co., 2.875%, 12/04/2051		46,000	28,188
Georgia Power Co., 4.95%, 5/17/2033		55,000	54,577
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	24,222
National Grid North America, Inc., 3.917%, 6/03/2035 (w)	EUR	100,000	113,886
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$58,000	58,150
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		56,000	55,852
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		85,000	85,148
Pacific Gas & Electric Co., 6.1%, 1/15/2029		26,000	26,862
Pacific Gas & Electric Co., 6.4%, 6/15/2033		25,000	25,723
Pacific Gas & Electric Co., 5.9%, 10/01/2054		39,000	34,929
PG&E Corp., 5.25%, 7/01/2030		1,189,000	1,153,641
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		291,000	284,952
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		76,000	70,671
PSEG Power LLC, 5.2%, 5/15/2030 (n)		79,000	79,758
Southern California Edison Co., 5.45%, 3/01/2035		43,000	41,599
SSE PLC, 3.5%, 3/18/2032	EUR	100,000	115,039
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$618,788	617,758
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		220,000	217,209
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		703,000	683,499
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		278,000	262,047
Xcel Energy, Inc., 4.6%, 6/01/2032		43,000	41,266
Xcel Energy, Inc., 5.6%, 4/15/2035		10,000	9,999
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		361,000	349,214
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		536,000	538,630
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		290,000	302,846

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		$186,000	$195,113
			$9,002,959
Utilities - Gas – 0.3%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	709,000	$761,750
Utilities - Water – 0.0%
Severn Trent Water Ltd., 3.875%, 8/04/2035	EUR	100,000	$113,957
Total Bonds (Identified Cost, $367,911,907)			$361,319,113
Common Stocks – 0.2%
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$168,061
Telecom Services – 0.1%
Intelsat Emergence S.A. (a)		6,129	$248,225
Total Common Stocks (Identified Cost, $730,966)			$416,286

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	6,125	$2,682

Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $6,612,099)	6,612,100	$6,612,099

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 43 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – July 2025 @ 3.5% (Premiums Paid, $17,119)	Put	Citibank	$ 3,859,622	EUR 3,100,000	$12,424

Other Assets, Less Liabilities – (32.8)%	(90,899,037)
Net Assets – 100.0%	$277,463,567

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,612,099 and $361,750,505, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $203,341,802, representing 73.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BPISDS01	1-year SONIA linked ICE Swap Rate
CDO	Collateralized Debt Obligation
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
Derivative Contracts at 5/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	515,940	USD	328,776	Deutsche Bank AG	7/18/2025	$4,025
AUD	115,334	USD	73,453	JPMorgan Chase Bank N.A.	7/18/2025	942
AUD	141,929	USD	90,402	Merrill Lynch International	7/18/2025	1,147
AUD	723,918	USD	452,340	State Street Corp.	7/18/2025	14,615
BRL	4,814,750	USD	816,302	Goldman Sachs International	6/02/2025	25,511
BRL	2,621,633	USD	455,540	JPMorgan Chase Bank N.A.	6/02/2025	2,827
CAD	2,883,586	USD	2,082,372	Citibank N.A.	7/18/2025	23,685
CAD	1,268,461	USD	914,090	Goldman Sachs International	7/18/2025	12,342
CAD	100,808	USD	72,864	Merrill Lynch International	7/18/2025	762
CAD	2,354,303	USD	1,688,273	State Street Corp.	7/18/2025	31,217
CAD	1,430,443	USD	1,035,481	UBS AG	7/18/2025	9,258
CHF	18,889	USD	22,771	Barclays Bank PLC	7/18/2025	309

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
CLP	236,503,550	USD	247,567	Goldman Sachs International	7/11/2025	$2,395
CNH	5,754,475	USD	795,504	JPMorgan Chase Bank N.A.	7/18/2025	5,789
CZK	12,727,104	USD	567,794	Citibank N.A.	7/18/2025	12,852
EUR	300,432	USD	341,545	Citibank N.A.	7/18/2025	581
EUR	98,847	USD	111,225	Deutsche Bank AG	7/18/2025	1,340
EUR	954,700	USD	1,063,227	HSBC Bank	7/18/2025	23,966
EUR	1,131,215	USD	1,261,371	JPMorgan Chase Bank N.A.	7/18/2025	26,835
EUR	5,517,434	USD	6,275,427	Merrill Lynch International	7/18/2025	7,719
EUR	1,515,668	USD	1,692,595	State Street Corp.	7/18/2025	33,417
GBP	54,198	USD	72,780	Barclays Bank PLC	7/18/2025	259
GBP	288,126	USD	379,338	BNP Paribas S.A.	7/18/2025	8,945
GBP	355,506	USD	464,119	Deutsche Bank AG	7/18/2025	14,968
GBP	137,914	USD	185,616	HSBC Bank	7/18/2025	238
GBP	105,538	USD	140,210	JPMorgan Chase Bank N.A.	7/18/2025	2,015
GBP	2,127,887	USD	2,770,295	State Street Corp.	7/18/2025	97,282
HUF	2,123,277	USD	5,854	Goldman Sachs International	7/18/2025	101
IDR	6,080,410,368	USD	368,287	JPMorgan Chase Bank N.A.	8/21/2025	3,770
INR	30,746,135	USD	358,013	Citibank N.A.	8/07/2025	84
JPY	27,176,700	USD	187,220	Goldman Sachs International	7/18/2025	2,608
JPY	142,043,472	USD	971,123	State Street Corp.	7/18/2025	21,040
KRW	1,017,630,672	USD	720,573	Citibank N.A.	7/24/2025	19,532
KRW	1,066,203,844	USD	754,034	JPMorgan Chase Bank N.A.	7/24/2025	21,398
MXN	8,094,202	USD	392,959	JPMorgan Chase Bank N.A.	7/18/2025	22,042
MXN	10,047,227	USD	479,678	State Street Corp.	7/18/2025	35,459
NOK	44,393,921	USD	4,171,858	Deutsche Bank AG	7/18/2025	177,099
NZD	135,047	USD	78,559	Citibank N.A.	7/18/2025	2,258
SEK	3,706,724	USD	386,346	Merrill Lynch International	7/18/2025	1,367
SEK	717,357	USD	73,631	State Street Corp.	7/18/2025	1,402
SGD	950,719	USD	717,124	State Street Corp.	7/18/2025	22,096
USD	426,556	BRL	2,410,614	Citibank N.A.	6/02/2025	5,083
USD	149,469	BRL	863,241	Citibank N.A.	9/02/2025	1,804
USD	851,279	BRL	4,814,750	Goldman Sachs International	6/02/2025	9,467
USD	463,522	BRL	2,621,633	JPMorgan Chase Bank N.A.	6/02/2025	5,154
USD	201,845	CHF	164,948	Barclays Bank PLC	7/18/2025	295
USD	122,720	CHF	98,893	Deutsche Bank AG	7/18/2025	1,882
USD	129,272	CHF	104,216	State Street Corp.	7/18/2025	1,931
USD	420,211	CHF	343,621	UBS AG	7/18/2025	341
USD	796,178	EUR	695,643	HSBC Bank	7/18/2025	3,993
USD	341,342	EUR	298,165	JPMorgan Chase Bank N.A.	7/18/2025	1,797
USD	29,811	EUR	26,127	Merrill Lynch International	7/18/2025	58
USD	447,044	EUR	391,141	State Street Corp.	7/18/2025	1,621
USD	135,137	GBP	100,000	HSBC Bank	7/18/2025	375
USD	2,585,313	JPY	368,595,783	HSBC Bank	7/18/2025	10,698
USD	1,370,226	JPY	193,755,898	JPMorgan Chase Bank N.A.	7/18/2025	16,855

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	997,275	JPY	140,965,372	State Street Corp.	7/18/2025	$12,643
						$769,494
Liability Derivatives
AUD	286,801	USD	185,080	Deutsche Bank AG	7/18/2025	$(83)
AUD	1,803,323	USD	1,168,275	Merrill Lynch International	7/18/2025	(5,067)
AUD	463,019	USD	299,649	State Street Corp.	7/18/2025	(985)
BRL	2,079,251	USD	367,625	Barclays Bank PLC	6/02/2025	(4,088)
BRL	3,448,998	USD	609,965	Citibank N.A.	6/02/2025	(6,941)
BRL	1,547,373	USD	267,990	Citibank N.A.	9/02/2025	(3,298)
BRL	3,634,616	USD	642,624	JPMorgan Chase Bank N.A.	6/02/2025	(7,146)
CHF	178,937	USD	222,420	UBS AG	7/18/2025	(3,777)
CLP	258,011,967	USD	274,487	Goldman Sachs International	7/11/2025	(1,793)
CLP	173,683,755	USD	184,505	JPMorgan Chase Bank N.A.	7/11/2025	(938)
CNH	5,006,300	USD	698,859	Merrill Lynch International	7/18/2025	(1,748)
CNY	5,187,073	USD	723,882	State Street Corp.	7/18/2025	(656)
EUR	100,281	USD	114,277	Barclays Bank PLC	7/18/2025	(79)
EUR	553,704	USD	631,261	HSBC Bank	7/18/2025	(714)
EUR	1,113,502	USD	1,272,310	JPMorgan Chase Bank N.A.	7/18/2025	(4,276)
EUR	698,089	USD	797,799	Merrill Lynch International	7/18/2025	(2,829)
EUR	672,430	USD	767,315	State Street Corp.	7/18/2025	(1,564)
GBP	205,790	USD	277,370	State Street Corp.	7/18/2025	(44)
IDR	9,024,714,573	USD	553,226	Barclays Bank PLC	8/05/2025	(684)
JPY	65,018,651	USD	464,560	Deutsche Bank AG	7/18/2025	(10,410)
JPY	372,180,530	USD	2,617,437	State Street Corp.	7/18/2025	(17,781)
KRW	183,989,000	USD	134,870	Barclays Bank PLC	7/24/2025	(1,057)
KRW	51,262,254	USD	37,546	Citibank N.A.	7/24/2025	(264)
USD	9,989,836	AUD	16,060,657	State Street Corp.	7/18/2025	(369,865)
USD	351,566	BRL	2,079,251	Barclays Bank PLC	6/02/2025	(11,972)
USD	180,629	BRL	1,038,384	Citibank N.A.	6/02/2025	(923)
USD	626,476	BRL	3,634,616	JPMorgan Chase Bank N.A.	6/02/2025	(9,002)
USD	24,885	CAD	35,327	Citibank N.A.	7/18/2025	(917)
USD	6,581,317	CAD	9,173,764	Goldman Sachs International	7/18/2025	(118,836)
USD	59,760	CAD	83,760	JPMorgan Chase Bank N.A.	7/18/2025	(1,416)
USD	882,152	CAD	1,236,236	State Street Corp.	7/18/2025	(20,746)
USD	256,198	CHF	215,091	HSBC Bank	7/18/2025	(6,621)
USD	845,047	CHF	705,360	JPMorgan Chase Bank N.A.	7/18/2025	(16,833)
USD	298,615	CHF	249,320	State Street Corp.	7/18/2025	(6,029)
USD	3,404,356	CNH	24,755,303	Goldman Sachs International	7/18/2025	(42,741)
USD	3,015,592	CNH	21,943,561	HSBC Bank	7/18/2025	(39,979)
USD	585,907	CNH	4,239,000	Merrill Lynch International	7/18/2025	(4,360)
USD	267,134	CZK	6,018,255	Deutsche Bank AG	7/18/2025	(7,436)
USD	302,710	CZK	6,681,376	JPMorgan Chase Bank N.A.	7/18/2025	(2,113)
USD	6,640,018	EUR	5,851,831	Barclays Bank PLC	7/18/2025	(23,932)
USD	336,783	EUR	298,181	Citibank N.A.	7/18/2025	(2,779)
USD	221,979	EUR	197,768	Deutsche Bank AG	7/18/2025	(3,236)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	307,609	EUR	275,759	Goldman Sachs International	7/18/2025	$(6,421)
USD	1,712,503	EUR	1,519,146	HSBC Bank	7/18/2025	(17,471)
USD	9,695,650	EUR	8,550,547	JPMorgan Chase Bank N.A.	7/18/2025	(41,545)
USD	274,356	EUR	243,341	Merrill Lynch International	7/18/2025	(2,756)
USD	12,930,318	EUR	11,396,868	State Street Corp.	7/18/2025	(48,212)
USD	124,286	EUR	109,697	UBS AG	7/18/2025	(634)
USD	29,619	GBP	22,209	Barclays Bank PLC	7/18/2025	(310)
USD	744,997	GBP	558,277	HSBC Bank	7/18/2025	(7,347)
USD	7,713,301	GBP	5,902,705	JPMorgan Chase Bank N.A.	7/18/2025	(241,285)
USD	232,168	GBP	174,855	Merrill Lynch International	7/18/2025	(3,470)
USD	168,951	GBP	126,932	State Street Corp.	7/18/2025	(2,105)
USD	13,440	HUF	4,873,053	Goldman Sachs International	7/18/2025	(227)
USD	140,645	INR	12,106,703	Citibank N.A.	8/07/2025	(361)
USD	1,073,355	INR	92,714,603	JPMorgan Chase Bank N.A.	8/07/2025	(6,483)
USD	281,644	JPY	41,277,114	Citibank N.A.	7/18/2025	(6,674)
USD	1,271,689	JPY	185,740,604	Deutsche Bank AG	7/18/2025	(25,695)
USD	443,338	JPY	63,600,838	HSBC Bank	7/18/2025	(909)
USD	512,829	JPY	74,302,166	JPMorgan Chase Bank N.A.	7/18/2025	(6,166)
USD	198,545	JPY	28,549,555	Merrill Lynch International	7/18/2025	(871)
USD	223,963	JPY	32,714,713	State Street Corp.	7/18/2025	(4,547)
USD	3,265,742	KRW	4,621,841,236	Barclays Bank PLC	7/24/2025	(95,645)
USD	30,143	KRW	42,789,937	Citibank N.A.	7/24/2025	(977)
USD	2,182,997	KRW	3,093,306,261	Goldman Sachs International	7/24/2025	(66,713)
USD	371,871	KRW	526,308,452	JPMorgan Chase Bank N.A.	7/24/2025	(10,905)
USD	1,140,468	MXN	23,461,843	State Street Corp.	7/18/2025	(62,457)
USD	895,455	NOK	9,350,703	Deutsche Bank AG	7/18/2025	(20,568)
USD	1,237,269	NOK	13,102,909	Goldman Sachs International	7/18/2025	(46,330)
USD	693,974	NOK	7,212,189	State Street Corp.	7/18/2025	(12,552)
USD	75,360	NZD	129,528	State Street Corp.	7/18/2025	(2,155)
USD	433,999	SEK	4,227,148	Deutsche Bank AG	7/18/2025	(8,150)
USD	708,985	SEK	6,809,608	Goldman Sachs International	7/18/2025	(3,282)
USD	357,455	SGD	469,256	Citibank N.A.	7/18/2025	(7,409)
USD	367,318	SGD	494,464	State Street Corp.	7/18/2025	(17,146)
						$(1,543,736)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	9	$802,120	September – 2025	$6,925
Canadian Treasury Bond 5 yr	Long	CAD	39	3,245,098	September – 2025	22,904
Euro-Bobl 5 yr	Long	EUR	93	12,580,810	June – 2025	95,206

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
Euro-BTP 10 yr	Long	EUR	7	$962,919	June – 2025	$13,337
U.S. Treasury Bond 30 yr	Long	USD	3	338,344	September – 2025	4,954
						$143,326
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	120	$8,828,677	June – 2025	$(63,788)
Euro-Bund 10 yr	Long	EUR	17	2,532,701	June – 2025	(1,777)
Euro-Buxl 30 yr	Short	EUR	3	414,144	June – 2025	(16,198)
Euro-Schatz 2 yr	Short	EUR	123	14,991,842	June – 2025	(79,172)
Long Gilt 10 yr	Long	GBP	1	123,256	September – 2025	(98)
U.S. Treasury Note 10 yr	Short	USD	108	11,961,000	September – 2025	(33,315)
U.S. Treasury Note 2 yr	Short	USD	47	9,749,563	September – 2025	(14,195)
U.S. Treasury Note 5 yr	Short	USD	227	24,558,563	September – 2025	(54,007)
U.S. Treasury Ultra Note 10 yr	Short	USD	61	6,865,359	September – 2025	(19,287)
						$(281,837)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	15,300,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$15,054	$—	$15,054
Inflation Swaps
1/10/30	USD	3,400,000	centrally cleared	CPI-U / At Maturity	2.523% / At Maturity	$12,869	$—	$12,869
3/13/30	USD	800,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	5,455	—	5,455
						$18,324	$—	$18,324
						$33,378	$—	$33,378
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	4,800,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(187)	$9	$(178)
At May 31, 2025, the fund had cash collateral of $600,000 and other liquid securities with an aggregate value of $1,436,702 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/25 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $368,659,992)	$361,750,505
Investments in affiliated issuers, at value (identified cost, $6,612,099)	6,612,099
Foreign currency, at value (identified cost, $17,395)	17,321
Restricted cash for
Forward foreign currency exchange contracts	600,000
Receivables for
Net daily variation margin on open cleared swap agreements	8,021
Forward foreign currency exchange contracts	769,494
Investments sold	2,265,276
Interest	4,797,505
Other assets	24,796
Total assets	$376,845,017
Liabilities
Payable to custodian	$2,278
Notes payable	95,000,000
Payables for
Distributions	164,386
Forward foreign currency exchange contracts	1,543,736
Net daily variation margin on open futures contracts	109,551
Investments purchased	1,723,442
When-issued investments purchased	516,184
Payable to affiliates
Investment adviser	13,991
Administrative services fee	380
Transfer agent and dividend disbursing costs	3,559
Accrued interest expense	56,245
Deferred foreign capital gains tax expense payable	112,116
Accrued expenses and other liabilities	135,582
Total liabilities	$99,381,450
Net assets	$277,463,567

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$338,605,594
Total distributable earnings (loss)	(61,142,027)
Net assets	$277,463,567
Shares of beneficial interest outstanding (unlimited number of shares authorized)	41,688,435
Net asset value per share (net assets of $277,463,567 / 41,688,435 shares of beneficial interest outstanding)	$6.66
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/25 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$10,862,652
Dividends from affiliated issuers	160,235
Dividends from unaffiliated issuers	53,707
Other	146
Total investment income	$11,076,740
Expenses
Management fee	$843,197
Transfer agent and dividend disbursing costs	22,910
Administrative services fee	24,100
Independent Trustees' compensation	5,475
Stock exchange fee	20,251
Custodian fee	36,299
Shareholder communications	61,003
Audit and tax fees	53,260
Legal fees	2,062
Interest expense and fees	2,587,927
Miscellaneous	30,071
Total expenses	$3,686,555
Net investment income (loss)	$7,390,185

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,187,010)
Affiliated issuers	(786)
Futures contracts	(248,289)
Swap agreements	23,819
Forward foreign currency exchange contracts	712,264
Foreign currency	(47,174)
Net realized gain (loss)	$(747,176)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,577,246)
Affiliated issuers	(390)
Futures contracts	(51,652)
Swap agreements	19,483
Forward foreign currency exchange contracts	(2,608,538)
Translation of assets and liabilities in foreign currencies	30,213
Net unrealized gain (loss)	$(4,188,130)
Net realized and unrealized gain (loss)	$(4,935,306)
Change in net assets from operations	$2,454,879
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24
Change in net assets
From operations
Net investment income (loss)	$7,390,185	$14,323,899
Net realized gain (loss)	(747,176)	(8,786,198)
Net unrealized gain (loss)	(4,188,130)	24,403,251
Change in net assets from operations	$2,454,879	$29,940,952
Distributions to shareholders	$(5,799,490)	$(16,251,655)
Tax return of capital distributions to shareholders	$—	$(6,761,763)
Distributions from other sources	$(5,451,106)(a)	$—
Change in net assets from fund share transactions	$(293,044)	$(3,849,950)
Total change in net assets	$(9,088,761)	$3,077,584
Net assets
At beginning of period	286,552,328	283,474,744
At end of period	$277,463,567	$286,552,328

(a)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/25 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$2,454,879
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(100,234,913)
Proceeds from disposition of investment securities	104,336,897
Proceeds from disposition of short-term investments, net	1,042,282
Realized gain/loss on investments	1,187,010
Unrealized appreciation/depreciation on investments	1,577,636
Unrealized appreciation/depreciation on foreign currency contracts	2,608,538
Unrealized appreciation/depreciation on swaps	(19,483)
Net amortization/accretion of income	(925,882)
Decrease in interest receivable	85,433
Decrease in accrued expenses and other liabilities	(60,544)
Increase in payable for net daily variation margin on open futures contracts	75,842
Increase in other assets	(21,349)
Increase in interest payable	26,834
Net cash provided by operating activities	$12,133,180
Cash flows from financing activities:
Distributions paid in cash	$(11,262,142)
Repurchase of shares of beneficial interest	(293,044)
Increase in payable to custodian	2,278
Net cash used by financing activities	$(11,552,908)
Net increase in cash and restricted cash	$580,272
Cash and restricted cash:
Beginning of period (including foreign currency of $18,937)	$37,049
End of period (including foreign currency of $17,321)	$617,321
Supplemental disclosure of cash flow information:
Cash paid during the six months ended May 31, 2025 for interest was $2,561,093.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$6.87	$6.69	$6.83	$8.29	$8.90	$8.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.34	$0.33	$0.33	$0.35	$0.37
Net realized and unrealized gain (loss)	(0.12)	0.38	0.05	(1.20)	(0.26)	0.27
Total from investment operations	$0.06	$0.72	$0.38	$(0.87)	$0.09	$0.64
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.39)	$(0.27)	$(0.42)	$(0.42)	$(0.40)
From tax return of capital	—	(0.16)	(0.27)	(0.18)	(0.28)	(0.30)
From other sources	(0.13)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.55)	$(0.54)	$(0.60)	$(0.70)	$(0.70)
Net increase from repurchase of capital shares	$0.00(w)	$0.01	$0.02	$0.01	$—	$0.02
Net asset value, end of period (x)	$6.66	$6.87	$6.69	$6.83	$8.29	$8.90
Market value, end of period	$6.29	$6.32	$6.09	$6.87	$8.44	$8.53
Total return at market value (%)	3.92(n)	12.94	(3.34)	(11.33)	7.27	11.58
Total return at net asset value (%) (j)(s)(x)	1.15(n)	11.85	6.80	(10.26)	0.99	8.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses	2.64(a)	2.87	2.70	1.37	0.91	1.02
Net investment income (loss)	5.29(a)	4.97	4.82	4.56	4.06	4.20
Portfolio turnover rate	29(n)	76	73	81	112	129
Net assets at end of period (000 omitted)	$277,464	$286,552	$283,475	$300,578	$368,967	$394,538
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.79(a)	0.76	0.76	0.74	0.71	0.72
Senior Securities:
Total notes payable outstanding (000 omitted)	$95,000	$95,000	$95,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$3,921	$4,016	$3,984	$4,006	$4,690	$4,945

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(b)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and

Notes to Financial Statements (unaudited) - continued
changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an

Notes to Financial Statements (unaudited) - continued
evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$248,225	$—	$248,225
United States	—	—	168,061	168,061
United Kingdom	—	2,682	—	2,682
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	59,373,373	—	59,373,373
Non - U.S. Sovereign Debt	—	65,852,798	—	65,852,798
Municipal Bonds	—	745,022	—	745,022
U.S. Corporate Bonds	—	173,207,258	—	173,207,258
Residential Mortgage-Backed Securities	—	7,963,692	—	7,963,692
Commercial Mortgage-Backed Securities	—	4,736,987	—	4,736,987
Asset-Backed Securities (including CDOs)	—	3,759,657	—	3,759,657
Foreign Bonds	—	45,692,750	—	45,692,750
Investment Companies	6,612,099	—	—	6,612,099
Total	$6,612,099	$361,582,444	$168,061	$368,362,604
Other Financial Instruments
Futures Contracts – Assets	$143,326	$—	$—	$143,326
Futures Contracts – Liabilities	(281,837)	—	—	(281,837)
Forward Foreign Currency Exchange Contracts – Assets	—	769,494	—	769,494
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,543,736)	—	(1,543,736)
Swap Agreements – Assets	—	33,378	—	33,378
Swap Agreements – Liabilities	—	(178)	—	(178)
For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/24	$139,956
Change in unrealized appreciation or depreciation	28,105
Balance as of 5/31/25	$168,061
At May 31, 2025, the fund held one level 3 security.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$12,424	$—
Interest Rate	Futures Contracts	143,326	(281,837)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	769,494	(1,543,736)
Interest Rate	Cleared Swap Agreements	33,378	(178)
Total		$958,622	$(1,825,751)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(248,289)	$11,894	$—	$—
Foreign Exchange	—	—	712,264	—
Credit	—	11,925	—	12,434
Total	$(248,289)	$23,819	$712,264	$12,434
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(51,652)	$27,822	$—	$—
Foreign Exchange	—	—	(2,608,538)	—
Credit	—	(8,339)	—	31,257
Total	$(51,652)	$19,483	$(2,608,538)	$31,257
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA

Notes to Financial Statements (unaudited) - continued
Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) - continued
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic

Notes to Financial Statements (unaudited) - continued
payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
5/31/25
Cash	$17,321
Restricted cash	600,000
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$617,321
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such

Notes to Financial Statements (unaudited) - continued
information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended May 31, 2025, the amount of distributions estimated to be a tax return of capital was approximately $5,451,106 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/24
Ordinary income (including any short-term capital gains)	$16,251,655
Tax return of capital (b)	6,761,763
Total distributions	$23,013,418

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$380,825,696
Gross appreciation	5,069,121
Gross depreciation	(17,532,213)
Net unrealized appreciation (depreciation)	$(12,463,092)
As of 11/30/24
Capital loss carryforwards	(41,749,999)
Other temporary differences	(314,270)
Net unrealized appreciation (depreciation)	(10,282,041)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(7,762,731)
Long-Term	(33,987,268)
Total	$(41,749,999)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2025 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) - continued
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2025, fees paid to MFSC amounted to $7,647.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2025 was equivalent to an annual effective rate of 0.0173% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$14,952,853	$13,679,074
Non-U.S. Government securities	89,459,642	94,822,036
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 49,198 shares of beneficial interest during the six months ended May 31, 2025 at an average price per share of $5.96 and a weighted average discount of 9.49% per share. The fund repurchased 614,788 shares of beneficial interest during

Notes to Financial Statements (unaudited) - continued
the year ended November 30, 2024 at an average price per share of $6.26 and a weighted average discount of 8.08% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/25		Year ended 11/30/24
	Shares	Amount	Shares	Amount
Capital shares repurchased	(49,198)	$(293,044)	(614,788)	$(3,849,950)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2025, the fund had outstanding borrowings under this agreement in the amount of $95,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement has no explicit maturity date but may be terminated with appropriate notice by either party. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to the one-month term SOFR (Secured Overnight Financing Rate) plus 0.10% plus an agreed upon spread, or at the option of the borrower, an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $2,577,038 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $3,160 during the period, which is included in “Interest expense and fees” in the Statement of Operations.  For the six months ended May 31, 2025, the average loan balance was $95,000,000 at a weighted average annual interest rate of 5.44%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,654,771	$61,931,934	$62,973,430	$(786)	$(390)	$6,612,099

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$160,235	$—

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Charter Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2025, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2024 and the financial highlights for each of the five years in the period then ended; and in our report dated January 14, 2025, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
/s/ Ernst & Young LLP
Boston, Massachusetts
July 16, 2025

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
COMPUTERSHARE TRUST COMPANY, N.A.
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MCR

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

			(c) Total	(d) Maximum
			Number of	Number (or
	(a) Total number	(b)	Shares	Approximate
Period	of Shares	Average	Purchased as	Dollar Value) of
	Purchased	Price	Part of Publicly	Shares that May
		Paid per	Announced	Yet Be Purchased
		Share	Plans or	under the Plans
			Programs	or Programs

12/01/24-12/31/24	6,618	6.20	6,618	4,021,148
01/01/25-01/31/25	0	N/A	0	4,021,148
02/01/25-02/28/25	0	N/A	0	4,021,148
03/01/25-03/31/25	0	N/A	0	4,021,148
04/01/25-04/30/25	42,580	5.92	42,580	3,978,568
05/01/25-05/31/25	0	N/A	0	3,978,568
Total	49,198	5.96	49,198

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2024 plan year is 4,189,985.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS CHARTER INCOME TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 16, 2025

* Print name and title of each signing officer under his or her signature.